Fair Value Accounting - Fair Value of Derivative Instruments as Recorded in Condensed Consolidated Balance Sheets (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commodity-related contracts
Commodity-related contracts, net		$ 606	$ 22,887
Derivatives Not Designated as Hedging Instrument
Commodity-related contracts
Commodity-related contracts, net	$ (11,185)	606
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative
Commodity-related contracts
Energy risk management assets	1,779	6,822
Energy risk management liabilities	(683)	(1,044)
Derivatives Not Designated as Hedging Instrument | Other commodity derivatives
Commodity-related contracts
Energy risk management assets	213	201
Energy risk management liabilities	(9,014)	(3,069)
Other deferred credits	(3,480)	(2,304)
Cleco Power
Commodity-related contracts
Commodity-related contracts, net		5,725	$ 22,887
Cleco Power | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative
Commodity-related contracts
Energy risk management assets	1,673	6,311
Energy risk management liabilities	(524)	(586)
Commodity-related contracts, net	$ 1,149	$ 5,725